The Saratoga Advantage Trust

Supplement dated July 11, 2008 to the Class A Shares Prospectus Dated January 31, 2008, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “INTERNATIONAL EQUITY PORTFOLIO”, “THE ADVISER” located on page 30 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

THE ADVISER

The International Equity Portfolio is advised by Oppenheimer Capital LLC.  The Portfolio is managed in the international value style by a portfolio manager with a team of supporting analysts. The individual who is primarily responsible for the day-to-day management of the Portfolio is Anne Budlong.  Ms. Budlong, a Senior Vice President, is the portfolio manager for Oppenheimer Capital’s International Equity team.  Prior to joining Oppenheimer Capital in September 2006, Ms. Budlong was a portfolio manager at Credit Suisse Asset Management from November 2000 to September 2006, where she managed international equity strategies for institutional, retail and wrap accounts.  Ms. Budlong holds a Bachelors of Arts degree with honors from Williams College.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated July 11, 2008 to the Class B Shares Prospectus Dated December 31, 2007,

of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “INTERNATIONAL EQUITY PORTFOLIO”, “THE ADVISER” located on page 30 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

THE ADVISER

The International Equity Portfolio is advised by Oppenheimer Capital LLC.  The Portfolio is managed in the international value style by a portfolio manager with a team of supporting analysts. The individual who is primarily responsible for the day-to-day management of the Portfolio is Anne Budlong.  Ms. Budlong, a Senior Vice President, is the portfolio manager for Oppenheimer Capital’s International Equity team.  Prior to joining Oppenheimer Capital in September 2006, Ms. Budlong was a portfolio manager at Credit Suisse Asset Management from November 2000 to September 2006, where she managed international equity strategies for institutional, retail and wrap accounts.  Ms. Budlong holds a Bachelors of Arts degree with honors from Williams College.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated July 11, 2008 to the Class C Shares Prospectus Dated January 31, 2008, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “INTERNATIONAL EQUITY PORTFOLIO”, “THE ADVISER” located on page 30 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

THE ADVISER

The International Equity Portfolio is advised by Oppenheimer Capital LLC.  The Portfolio is managed in the international value style by a portfolio manager with a team of supporting analysts. The individual who is primarily responsible for the day-to-day management of the Portfolio is Anne Budlong.  Ms. Budlong, a Senior Vice President, is the portfolio manager for Oppenheimer Capital’s International Equity team.  Prior to joining Oppenheimer Capital in September 2006, Ms. Budlong was a portfolio manager at Credit Suisse Asset Management from November 2000 to September 2006, where she managed international equity strategies for institutional, retail and wrap accounts.  Ms. Budlong holds a Bachelors of Arts degree with honors from Williams College.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated July 11, 2008 to the Class I Shares Prospectus Dated January 31, 2008, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “INTERNATIONAL EQUITY PORTFOLIO”, “THE ADVISER” located on page 30 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

THE ADVISER

The International Equity Portfolio is advised by Oppenheimer Capital LLC.  The Portfolio is managed in the international value style by a portfolio manager with a team of supporting analysts. The individual who is primarily responsible for the day-to-day management of the Portfolio is Anne Budlong.  Ms. Budlong, a Senior Vice President, is the portfolio manager for Oppenheimer Capital’s International Equity team.  Prior to joining Oppenheimer Capital in September 2006, Ms. Budlong was a portfolio manager at Credit Suisse Asset Management from November 2000 to September 2006, where she managed international equity strategies for institutional, retail and wrap accounts.  Ms. Budlong holds a Bachelors of Arts degree with honors from Williams College.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated July 11, 2008

to the

Statement of Additional Information

Dated January 31, 2008 of the Saratoga Advantage Trust

Reference is made to the information table provided under the section entitled “PORTFOLIO MANAGERS” – “Other Accounts Managed” beginning on page 41 of the Statement of Additional Information (“SAI”). The information pertaining to Elisa Mazen of Oppenheimer Capital LLC located on page 43 is deleted in its entirety and replaced with the following information, which is provided as of July 1, 2008:

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts*	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Anne Budlong Oppenheimer Capital LLC	International Equity Portfolio	2	$324.4	1	$138.0	33	$2,078.6	$2,541.0

 * * * * *

Reference is made to the section entitled “Compensation” beginning on page 45 of the SAI.  The information contained in the second through fourth paragraphs in this section are deleted in their entirety and replaced with the following:

Oppenheimer Capital believes that its compensation program is competitively positioned to attract and retain high caliber investment professionals. As more fully described below, each portfolio manager receives a fixed base salary, a variable bonus opportunity, and a benefits package. Key investment professionals are also eligible to participate in the Firms long-term incentive program.  Total cash compensation, as described below, is set for each portfolio manager relative to his or her performance and the market. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market, as well as to adjust drivers of compensation to promote good sustained fund performance. Oppenheimer Capital attempts to keep its compensation levels at or above the median for similar positions in its local area.

Each portfolio manager’s compensation may consist of the following elements:

Base salary. Each portfolio manager is paid a fixed base salary that is set at a level determined by Oppenheimer Capital. In setting the base salary, the firm’s intentions are to be competitive in light of the portfolio manager’s experience and responsibilities. Firm management evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation.

Annual bonus and Long Term Incentive Plan. Each portfolio manager is eligible for an annual bonus in addition to a base salary. The bonus typically forms the majority of the individual’s cash compensation and is based in part on pre-tax performance against the Fund’s relevant benchmark or peer group ranking of the portfolio over a one or three year period, with some consideration for longer time periods. In addition to any bonus, the Firm utilizes two long-term incentive plans.  The first plan is an Allianz Global Investors Plan for key employees. The plan provides awards that are based on the Compound Annual Growth Rate (CAGR) of Oppenheimer Capital over a period between one year or over a three year period as well as the collective earnings growth of all the asset management companies of Allianz Global Investors.  The second plan is a deferred retention award for key investment professionals.  The deferred retention award typically vests over a three year period and is invested in the fund(s) that the individual manages.

Participation in group retirement plans. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.

* * * * *

Reference is made to the section entitled “Ownership of Securities” beginning on page 48 of the SAI.  The information related to Ms. Mazen is deleted in its entirety and replaced with the following information, which is provided as of July 1, 2008:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Anne Budlong	International Equity Portfolio	None

Please retain this supplement for future reference.